Related Party Transactions - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Associates [member]
Disclosure of transactions between related parties [line items]
Purchases of goods/services related party transactions	$ 42,162	$ 71,407
Sales of goods/services related party transactions	5,720	27,142
Dividend income	14,776	15,296
Amounts owing to related parties	2,015	1,559
Amounts owing from related parties	$ 92	$ 1,960
Directors [member]
Disclosure of transactions between related parties [line items]
Description of transactions with related party	There were no transactions with directors during the year, other than directors’ fees.